Capital - Summary of Common Shares (Details) - KRW (₩)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	6,948,900
Common shares	₩ 3,474,000,000	₩ 3,474,000,000
Common Shares
Disclosure of classes of share capital [line items]
Number of authorized shares (in shares)	40,000,000	40,000,000
Value per share (in korean won per share)	₩ 500	₩ 500
Number of shares issued (in shares)	6,948,900	6,948,900
Common shares	₩ 3,474,450,000	₩ 3,474,450,000